Share-Based Compensation - Summary of PSUs Outstanding (Details)	9 Months Ended	12 Months Ended
	Mar. 31, 2023 shares $ / shares	Jun. 30, 2022 shares $ / shares
PSUs (#)
Outstanding, ending (in shares)	7,524,940
PSUs
PSUs (#)
Outstanding, beginning (in shares)	694,371	387,369
Issued (in shares)	1,734,746	441,233
Vested, released and issued (in shares)	(3,626)	(12,723)
Forfeited (in shares)	(117,270)	(121,508)
Outstanding, ending (in shares)	2,308,221	694,371
Weighted Average Issue Price of RSUs and DSUs ($)
Outstanding, beginning (in CAD per share) | $ / shares	$ 10.26	$ 10.06
Weighted average fair value issued (in CAD per share) | $ / shares	1.87	7.81
Vested, exercised, released and issued (in CAD per share) | $ / shares	2.16	8.22
Forfeited (in CAD per share) | $ / shares	$ 5.44	9.31
Outstanding, ending (in CAD per share) | $ / shares		$ 10.26